Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)
The components of the provision for income taxes for the year ended December 31, 2016 and 2015 are as follows:

	2016	2015
Federal:
Current	$—	$(1,092,437)
Deferred	(29,082,057)	(22,176,578)
	(29,082,057)	(23,269,015)
State:
Current	—	(350,494)
Deferred	1,110,475	(1,768,061)
	1,110,475	(2,118,555)
Total benefit	$(27,971,582)	$(25,387,570)

Schedule of effective income tax rate reconciliation
Reconciliation between the amounts determined by applying the federal statutory rate of 35% to income tax benefit is as follows:

	2016	2015
Tax at federal statutory rate	$(28,391,642)	$(24,934,089)
State taxes, net of federal benefit	(215,952)	(885,226)
Permanent differences	498,131	578,837
Valuation allowance	878,522	—
Other	(740,641)	(147,092)
Total provision	$(27,971,582)	$(25,387,570)

Schedule of deferred tax assets and liabilities
The significant items giving rise to deferred tax assets (liabilities) at December 31, 2016 and 2015, respectively are as follows:

	2016	2015
Deferred Income Tax Assets
Accrued liabilities	334,072	471,223
Allowance for doubtful accounts	194,664	300,640
Goodwill and other intangible assets	10,953,458	13,021,523
Stock‑based compensation	1,692,288	1,119,355
Net operating losses	49,266,688	29,067,458
Other	388,813	388,813
Noncurrent deferred tax assets	$62,829,983	$44,369,012
Total deferred tax assets	$62,829,983	$44,369,012
Valuation allowance	(878,522)	—
Total deferred tax assets — net	$61,951,461	$44,369,012
Deferred Income Tax Liabilities
Property and equipment	$(60,958,408)	$(70,621,451)
Prepaid expenses	(1,506,831)	(1,498,531)
Other	(634,692)	(1,369,082)
Noncurrent deferred tax liabilities	$(63,099,931)	$(73,489,064)
Net deferred tax liability	$(1,148,470)	$(29,120,052)